Income Taxes - Income Tax Benefit from Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current	$ 15	$ 420	$ 29	$ 483	$ 804	$ (12)	$ 134
Deferred	73	(73,094)	4,519	(114,785)	(155,249)	(24,677)	(56,291)
Total	$ 88	$ (72,674)	$ 4,548	$ (114,302)	$ (154,445)	$ (24,689)	$ (56,157)